As filed with the Securities and Exchange Commission on April 17, 2015
 1933 Act No. 333-155709
 1940 Act No. 811-22255

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Post-Effective Amendment No. 81	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 83	X
(Check appropriate box or boxes)

EGA Emerging Global Shares Trust
 (Exact Name of Registrant as Specified in Charter)

155 West 19th Street, New York, NY 10011
(Address of Principal Executive Offices)     (Zip Code)

201-389-6872
 (Registrant's Telephone Number, including Area Code)

Robert C. Holderith
EGA Emerging Global Shares Trust
 155 West 19th Street
New York, NY 10011

(Name and Address of Agent for Service of Process)

With Copies to:

Michael D. Mabry, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103	Maya Teufel, Esq. General Counsel and Chief Compliance Officer Emerging Global Advisors, LLC 155 West 19th Street New York, NY 10011

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

[_]	immediately upon filing pursuant to paragraph (b) of Rule 485

[X]	on May 1, 2015 pursuant to paragraph (b) of Rule 485

[_]	60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_]	on (date) pursuant to paragraph (a)(1) of Rule 485

[_]	75 days after filing pursuant to paragraph (a)(2) of Rule 485

[_]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment relates only to the EGA Beyond BRICs Opportunities Fund, EGA Emerging Markets Consumer Fund and EGA Emerging Markets Core Fund series of the Registrant.  No information relating to the other series of the Registrant is amended or superseded hereby.

EXPLANATORY NOTE

Post-Effective Amendment No. 78 (“PEA 78”) was filed with the U.S. Securities and Exchange Commission via the EDGAR system pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended (“Securities Act”), on February 2, 2015 (Accession Number 0001137439-15-000020) relating to the EGA Beyond BRICs Opportunities Fund, EGA Emerging Markets Consumer Fund and EGA Emerging Markets Core Fund (the “Funds”), each a series of EGA Emerging Global Shares Trust (the “Registrant”), to be effective on April 18, 2015.

Pursuant to Rule 485(b)(1)(iii) of the Securities Act, this Post-Effective Amendment No. 81 (“PEA 81”) to the Registration Statement relating to the Funds is being filed solely for the purpose of delaying the effectiveness of PEA 78 to become effective on May 1, 2015.

Accordingly, the prospectus and statement of additional information of the Registrant as filed on Form N-1A (Nos. 333-155709 and 811-22255) in PEA 78 are incorporated herein by reference in their entirety into this filing.  As stated on the cover page to this filing, this PEA 81 is intended to become effective on May 1, 2015.

EGA EMERGING GLOBAL SHARES TRUST

PART C

OTHER INFORMATION

Item 28.                      Exhibits. The following exhibits are attached, except as noted:

(a)           Articles of Incorporation.

(1)
Second Amended and Restated Agreement and Declaration of Trust (October 8, 2014) of EGA Emerging Global Trust (the “Registrant”) is incorporated herein by reference to Post-Effective Amendment No. 77, filed on January 23, 2015.

(2)
Certificate of Trust (September 12, 2008) is incorporated herein by reference to the Registrant’s Initial Registration Statement on Form N-1A, filed on November 26, 2008 (the “Initial Registration Statement”).

(b)	By-Laws.

(1)	By-Laws (September 12, 2008) are incorporated herein by reference to the Registrant’s Initial Registration Statement.

(2)	Amendment No. 1 to the By-Laws is incorporated herein by reference to Post-Effective Amendment No. 11, filed on June 10, 2011.

(3)	Amendment No. 2 to the By-Laws is incorporated herein by reference to Post-Effective Amendment No. 19, filed on February 24, 2012.

(c)           Instruments Defining Rights of Security Holders.

(1)
Second Amended and Restated Agreement and Declaration of Trust.  Articles III and V of the Second Amended and Restated Agreement and Declaration of Trust (October 8, 2014) is incorporated herein by reference to Post-Effective Amendment No. 77, filed on January 23, 2015.

(2)	By-Laws. Article II of the By-Laws (September 12, 2008) are incorporated herein by reference to the Registrant’s Initial Registration Statement.

(a)	Amendment to Article II of the By-Laws (October 27, 2011) is incorporated herein by reference to Post-Effective Amendment No. 19, filed on February 24, 2012.

(d)           Investment Advisory Contracts.

(1)
Investment Advisory Agreement dated April 17, 2009, as amended and restated as of March 1, 2013, between the Registrant and Emerging Global Advisors, LLC (“2009 Investment Advisory Agreement”) is incorporated herein by reference to Post-Effective Amendment No. 46, filed on August 6, 2013.

(a)	Amendment dated February 26, 2015 to Schedule A to the 2009

Investment Advisory Agreement is incorporated herein by reference to Post-Effective Amendment No. 80, filed on April 10, 2015.

(2)
Amended and Restated Investment Advisory Agreement dated February 23, 2012, as amended and restated as of March 1, 2013, between the Registrant and Emerging Global Advisors, LLC (“2012 Investment Advisory Agreement”) is incorporated herein by reference to Post-Effective Amendment No. 70, filed on March 28, 2014.

(a)	Amendment dated February 26, 2015 to Schedule A to the 2012 Investment Advisory Agreement is incorporated herein by reference to Post-Effective Amendment No. 80, filed on April 10, 2015.

(3)
Investment Advisory Agreement between the Registrant, on behalf of EGA Beyond BRICs Opportunities Fund, EGA Emerging Markets Consumer Fund and EGA Emerging Markets Core Fund, and Emerging Global Advisors, LLC to be filed by amendment.

(e)           Underwriting Contracts.

(1)
Form of Amended Distribution Agreement (the “Distribution Agreement”) between the Registrant and ALPS Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 80, filed on April 10, 2015.

(2)
Distribution Agreement between the Registrant and ALPS Distributors, Inc. related to EGA Beyond BRICs Opportunities Fund, EGA Emerging Markets Consumer Fund and EGA Emerging Markets Core Fund to be filed by amendment.

(f)           Bonus or Profit Sharing Contracts.  Not applicable.

(g)           Custodian Agreements.

(1)	Custody Agreement (the “Custody Agreement”) between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(a)	Amendment No. 1, dated November 12, 2009, to the Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 2, filed on January 19, 2010.

(b)	Form of Amendment No. 2, dated March 2, 2010, to the Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 23, 2010.

(c)	Form of Amendment No. 3, dated February 24, 2011, to the Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 19, filed on February 24, 2012.

(d)	Form of Amendment No. 4, dated February 23, 2012, to the Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 19, filed on February 24, 2012.

(e)	Form of Amendment No. 5, dated August 23, 2012, to the Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 29, filed on August 31, 2012.

(f)	Form of Amendment No. 6, dated July 29, 2013, to the Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 44 filed on July 29, 2013.

(g)	Form of Amendment No. 7 to the Custody Agreement related to EGShares Blue Chip ETF to be filed by amendment.

(2)
Custody Agreement between the Registrant, on behalf of  EGA Beyond BRICs Opportunities Fund, EGA Emerging Markets Consumer Fund and EGA Emerging Markets Core Fund, and The Bank of New York Mellon to be filed by amendment.

(h)           Other Material Contracts.

(1)
Transfer Agency and Service Agreement (the “Transfer Agency and Service Agreement”) between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(a)	Amendment No. 1, dated November 12, 2009, to the Transfer Agency and Service Agreement is incorporated herein by reference to Post-Effective Amendment No. 2, filed on January 19, 2010.

(b)	Form of Amendment No. 2, dated March 2, 2010, to the Transfer Agency and Service Agreement is incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 23, 2010.

(c)	Form of Amendment No. 3, dated February 24, 2011, to the Transfer Agency and Service Agreement is incorporated herein by reference to Post-Effective Amendment No. 19, filed on February 24, 2012.

(d)	Form of Amendment No. 4, dated February 23, 2012, to the Transfer Agency and Service Agreement is incorporated herein by reference to Post-Effective Amendment No. 19, filed on February 24, 2012.

(e)	Form of Amendment No. 5, dated August 23, 2012, to the Transfer Agency and Service Agreement is incorporated herein by reference to Post-Effective Amendment No. 29, filed on August 31, 2012.

(f)	Form of Amendment No. 6, dated July 29, 2013, to the Transfer Agency and Service Agreement is incorporated herein by reference to Post-Effective Amendment No. 44, filed on July 29, 2013.

(g)	Form of Amendment No. 7 to the Transfer Agency and Service Agreement related to EGShares Blue Chip ETF to be filed by amendment.

(2)
Transfer Agency and Service Agreement between the Registrant, on behalf of EGA Beyond BRICs Opportunities Fund, EGA Emerging Markets Consumer Fund and EGA Emerging Markets Core Fund, and The Bank of New York Mellon to be filed by amendment.

(3)
Fund Administration and Accounting Agreement (the “Fund Administration and Accounting Agreement”) between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(a)	Amendment No. 1, dated November 12, 2009, to the Fund Administration and Accounting Agreement is incorporated herein by reference to Post-Effective Amendment No. 2, filed on January 19, 2010.

(b)	Form of Amendment No. 2, dated March 2, 2010, to the Fund Administration and Accounting Agreement is incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 23, 2010.

(c)
Form of Amendment No. 3, dated February 24, 2011, to the Fund Administration and Accounting Agreement is incorporated herein by reference to Post-Effective Amendment No. 19, filed on February 24, 2012.

(d)
Form of Amendment No. 4, dated February 23, 2012, to the Fund Administration and Accounting Agreement is incorporated herein by reference to Post-Effective Amendment No. 19, filed on February 24, 2012.

(e)	Form of Amendment No. 5, dated August 23, 2012, to the Fund Administration and Accounting Agreement is incorporated herein by reference to Post-Effective Amendment No. 29, filed on August 31, 2012.

(f)	Form of Amendment No. 6, dated July 29, 2013, to the Fund Administration and Accounting Agreement is incorporated herein by reference to Post-Effective Amendment No. 44, filed on July 29, 2013.

(g)	Form of Amendment No. 7 to the Fund Administration and Accounting Agreement related to EGShares Blue Chip ETF to be filed by amendment.

(4)
Fund Administration and Accounting Agreement between the Registrant, on behalf of EGA Beyond BRICs Opportunities Fund, EGA Emerging Markets Consumer Fund and EGA Emerging Markets Core Fund, and The Bank of New York Mellon to be filed by amendment.

(i)           Legal Opinions.

(j)	Other Opinions.

(k)           Omitted Financial Statements.  Not applicable.

(l)	Initial Capital Agreements. Letter of Understanding Relating to Initial Capital is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(m)           Rule 12b-1 Plan.

(1)	Distribution and Service Plan pursuant to Rule 12b-1 (“12b-1 Plan”) is incorporated herein by reference to Post-Effective Amendment No. 70, filed on March 28, 2014.

(a)	Form of Amended and Restated Schedule I to the 12b-1 Plan effective as of February 26, 2015 is incorporated herein by reference to Post-Effective Amendment No. 80, filed on April 10, 2015.

(2)
Advisor Class Distribution and Service Plan pursuant to Rule 12b-1 related to EGA Beyond BRICs Opportunities Fund, EGA Emerging Markets Consumer Fund and EGA Emerging Markets Core Fund to be filed by amendment.

(n)           Rule 18f-3 Plan.

(1)	Form of Multiple Class Plan pursuant to Rule 18f-3 related to EGA Beyond BRICs Opportunities Fund, EGA Emerging Markets Consumer Fund and EGA Emerging Markets Core Fund to be filed by amendment.

(o)           Reserved.

(p)           Codes of Ethics.

(1)	Amended Code of Ethics for Registrant dated May 16, 2013 is incorporated herein by reference to Post-Effective Amendment No. 36, filed on May 30, 2013.

(2)	Code of Ethics for ALPS Holdings, Inc. is incorporated herein by reference to Post-Effective Amendment No. 6, filed on July 29, 2010.

(3)	Code of Ethics for Emerging Global Advisors, LLC is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(q)	Powers of Attorney.

(1)	Powers of Attorney (April 17, 2009) are incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

Item 29.                 Persons Controlled by or Under Common Control with Registrant.  None.

Item 30.	Indemnification. Article VII of the Second Amended and Restated Agreement and Declaration of Trust (October 8, 2014) is incorporated herein by reference to Post-Effective Amendment No. 77,

filed on January 23, 2015.

Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant's Second Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever.  DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

(a)
Indemnification of the Trustees and officers of the Registrant is provided for in Article VII of the Registrant’s Second Amended and Restated Agreement and Declaration of Trust effective October 8, 2014, which is incorporated herein by reference to Post-Effective Amendment No. 77, filed on January 23, 2015.

(b)	2009 Investment Advisory Agreement, which is incorporated herein by reference to Post-Effective Amendment No. 46, filed on August 6, 2013.

(c)	2012 Investment Advisory Agreement, which is incorporated herein by reference to Post-Effective Amendment No. 70, filed on March 28, 2014.

(d)
Distribution Agreement between the Registrant and ALPS Distributors, Inc., as provided for in Section 6, and which is incorporated herein by reference to Post-Effective Amendment No. 80, filed on April 10, 2015.

(e)
Custody Agreement between the Registrant and The Bank of New York Mellon, as provided for in Article III, Sections 4, 8 and 9, Article VIII, Sections 1 and 2, and Appendix I, Sections 5 and 10, and which is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(f)	Fund Administration and Accounting Agreement, as provided for in Sections 4, 6, 7, and 21, and which is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(g)	Transfer Agency and Service Agreement, as provided for in Sections 5 and 6, and which is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

Item 31.                      Business and Other Connections of Investment Adviser.

Emerging Global Advisors, LLC, a Delaware limited liability company, is a federally registered investment adviser with its principal offices located at 155 West 19th Street, 3rd Floor, New York, NY 10011.  Emerging Global Advisors, LLC is primarily engaged in providing investment management services.  Additional information regarding Emerging Global Advisors, LLC, and information as to the officers and directors of Emerging Global Advisors, LLC, is included in its Form ADV, as filed with the SEC (Registration Number 801-69832) and is incorporated herein by reference.

Item 32.                      Principal Underwriters.

(a)           ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: ALPS Series Trust, Arbitrage Funds, AQR Funds, BBH Trust, Bennett Group of Funds, BLDRS Index Funds Trust, BPV Family of Funds, Brown Management Funds, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Century Capital Management Trust, Columbia ETF Trust, CornerCap Group of Funds, The Cortina Funds, Inc., CRM Mutual Fund Trust, Cullen Funds, Drexel, Hamilton Investment Partners LLC, EGA Global Shares Trust, Financial Investors Trust, Firsthand Funds, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, James Advantage Funds, Laudus Trust, Laudus Institutional Trust, Mairs & Power Funds Trust, Oak Associates Funds, Pax World Series Trust I, Pax World Funds Trust II, PowerShares QQQ 100 Trust Series 1, RiverNorth Funds, Russell Exchange Traded Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Select Sector SPDR Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Tilson Investment Trust, Transparent Value Trust, db-X Exchange-Traded Funds Inc., Trust for Professional Managers, Wakefield Alternative Series Trust, Wasatch Funds, WesMark Funds, Westcore Trust, Whitebox Mutual Funds, Williams Capital Liquid Assets Fund, Wilmington Funds and WisdomTree Trust.

(b)           To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant
Thomas A. Carter	President	None
Jeremy O. May	Executive Vice President	None
Kevin J. Ireland	Senior Vice President, Director of Institutional Sales	None
Mark R. Kiniry	Senior Vice President, National Sales Director – Investments	None
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Tané T. Tyler	Senior Vice President, Assistant Secretary, General Counsel	None
Kenneth V. Hager	Vice President, Treasurer and Assistant Secretary	None
Eric Parsons	Vice President, Controller and Assistant Treasurer	None
Steven Price	Vice President, Deputy Chief Compliance Officer	None
James Stegall	Vice President, Institutional Sales Manager	None
Jeff Brainard	Vice President, Regional Sales Manager	None
Paul F. Leone	Vice President, Assistant General Counsel	None
Erin E. Douglas	Vice President, Assistant General Counsel	None
JoEllen Legg	Vice President, Assistant General Counsel	None
David T. Buhler	Vice President, Senior Associate Counsel	None
Rhonda A. Mills	Vice President, Associate Counsel	None

Jennifer T. Welsh	Vice President, Associate Counsel	None
Randall D. Young	Secretary	None
Gregg Wm. Givens	Assistant Treasurer	None

* The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, CO 80203.

(c)           Not applicable.

Item 33.
Location of Accounts and Records.  All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under that section are maintained at 155 West 19th Street, 3rd Floor, New York, NY 10011.

Item 34.                 Management Services.  None.

Item 35.                 Undertakings.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 30, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (Securities Act) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York, on the 17th day of April, 2015.

EGA EMERGING GLOBAL SHARES TRUST

By: /s/ Robert C. Holderith
Robert C. Holderith
President and Chairman

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Robert C. Holderith	President/Chairman	April 17, 2015
Robert C. Holderith

/s/ Ron Safir*	Trustee	April 17, 2015
Ron Safir

/s/ Jeffrey D. Haroldson*	Trustee	April 17, 2015
Jeffrey D. Haroldson

/s/ Robert Willens*	Trustee	April 17, 2015
Robert Willens

/s/ Susan M. Ciccarone	Principal Financial Officer	April 17, 2015
Susan M. Ciccarone
* By: /s/ Robert C. Holderith
Robert C. Holderith
As Attorney-in-Fact for
each of the persons indicated
(pursuant to powers of attorney)

EGA EMERGING GLOBAL SHARES TRUST

INDEX TO EXHIBITS TO FORM N-1A

EXHIBITS INDEX

EXHIBIT NO.                                                      EXHIBIT

None